T. ROWE PRICE Retirement I 2035 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 13.9%
T. Rowe Price Funds:
New Income Fund  362,912 97,146 20,120 45,129,300 439,559
International Bond Fund (USD
Hedged)  117,556 34,884 7,252 14,403,932 146,632
U.S. Treasury Long-Term Index
Fund  70,287 57,491 5,165 8,357,460 95,108
Dynamic Global Bond Fund  80,338 16,367 4,582 9,471,977 95,099
Emerging Markets Bond Fund  67,846 11,750 7,824 6,943,574 77,421
High Yield Fund  62,773 15,687 8,703 11,208,617 74,313
Floating Rate Fund  27,585 14,302 1,633 4,355,072 41,634
Total Bond Mutual Funds (Cost $969,213) 969,766
EQUITY MUTUAL FUNDS 84.6%
T. Rowe Price Funds:
Value Fund  719,227 196,925 40,088 26,085,692 1,139,423
Growth Stock Fund (2) 840,714 142,478 140,324 10,421,905 1,036,250
Equity Index 500 Fund  562,380 261,057 128,118 8,227,626 829,592
International Value Equity Fund  321,151 67,195 17,896 31,547,388 466,270
Overseas Stock Fund  334,972 58,680 31,975 36,869,387 458,286
International Stock Fund  311,142 60,144 18,334 20,566,948 444,040
Emerging Markets Stock Fund  203,612 25,034 43,444 4,668,821 264,395
Mid-Cap Growth Fund  184,356 29,815 8,581 2,169,940 250,585
Mid-Cap Value Fund  159,698 36,737 9,035 7,576,293 243,275
Small-Cap Stock Fund  108,843 26,288 9,813 2,549,964 173,525
Small-Cap Value Fund  94,381 20,983 5,486 2,726,127 157,925
New Horizons Fund (2) 138,194 30,833 31,259 1,888,399 156,662
Real Assets Fund  89,113 33,727 4,535 10,968,110 142,147
Emerging Markets Discovery
Stock Fund  2,018 52,941 800 4,069,892 63,450
U.S. Large-Cap Core Fund  19,049 28,963 1,704 1,789,729 55,356
Total Equity Mutual Funds (Cost $4,616,719) 5,881,181

T. ROWE PRICE Retirement I 2035 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 76,457 385,974 366,263 96,168,057 96,168
Total Short-Term Investments (Cost $96,168) 96,168
Total Investments in Securities 99.9%
(Cost $5,682,100) $ 6,947,115
Other Assets Less Liabilities 0.1% 7,416
Net Assets 100.0% $ 6,954,531
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2035 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 192 MSCI EAFE Index contracts 3/21 (20,774) $ (637)
Short, 162 Russell 2000 E-Mini Index contracts 3/21 (17,814) (2,316)
Short, 624 S&P 500 E-Mini Index contracts 3/21 (118,847) (4,543)
Net payments (receipts) of variation margin to date 8,376
Variation margin receivable (payable) on open futures contracts $ 880

T. ROWE PRICE Retirement I 2035 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 338 $ 2,976 $ 1,665
Emerging Markets Bond Fund (467) 5,649 3,005
Emerging Markets Discovery Stock Fund 437 9,291 356
Emerging Markets Stock Fund 3,156 79,193 2,698
Equity Index 500 Fund 17,120 134,273 10,186
Floating Rate Fund 19 1,380 1,045
Growth Stock Fund 68,992 193,382 —
High Yield Fund 46 4,556 2,982
International Bond Fund (USD Hedged) 826 1,444 1,803
International Stock Fund 6,866 91,088 4,230
International Value Equity Fund 933 95,820 9,943
Mid-Cap Growth Fund 12,417 44,995 399
Mid-Cap Value Fund 6,293 55,875 3,360
New Horizons Fund 27,209 18,894 —
New Income Fund 4,583 (379) 7,783
Overseas Stock Fund (266) 96,609 8,254
Real Assets Fund 869 23,842 2,514
Small-Cap Stock Fund 4,707 48,207 838
Small-Cap Value Fund 2,756 48,047 1,156
U.S. Large-Cap Core Fund 560 9,048 517
U.S. Treasury Long-Term Index Fund 15,215 (27,505) 1,114
Value Fund 22,050 263,359 14,507
U.S. Treasury Money Fund, 0.09% — — 117
Totals $ 194,659# $ 1,200,044 $ 78,472+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $122,050 of the net realized gain
(loss).
+ Investment income comprised $78,472 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2035 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R416-054Q3 02/21